REDEEMABLE PREFERRED STOCK RIGHTS (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) director $ / shares	Oct. 07, 2022
Recapitalization exchange ratio	1.182	1.182
Dividends declared | $ / shares	$ 0
Director [Member] | Common Stock [Member]
Number of votes per director	2
Series A Director [Member]
Number of directors elected by share holders	2
Common Stock Director A [Member]
Number of votes per director	3
Common Stock Director B [Member]
Number of votes per director	1
Series A Preferred Stock [Member]
Conversion price | $ / shares	$ 0.20
Percentage of votes for mandatory conversion of stock	50.00%
Series A Preferred Stock [Member] | Director [Member]
Number of directors elected by share holders	1
Common Stock [Member]
Stock price trigger for mandatory conversion of stock | $ / shares	$ 1.00
Minimum gross proceeds for mandatory conversion of stock | $	$ 25,000